Trade receivables and reseller financing - Summary of of Trade Receivables, Gross of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Summary of trade receivables [line items]
Gross accounting balance	R$ 5,598,081	R$ 5,317,887
Allowance for expected credit losses	486,825	472,594
Current [member]
Summary of trade receivables [line items]
Gross accounting balance	4,492,797	4,289,620
Allowance for expected credit losses	23,081	23,517
Less than 30 days [member]
Summary of trade receivables [line items]
Gross accounting balance	132,614	141,756
Allowance for expected credit losses	2,082	4,452
31 to 60 days [member]
Summary of trade receivables [line items]
Gross accounting balance	33,539	40,402
Allowance for expected credit losses	2,702	8,186
61-90 days [member]
Summary of trade receivables [line items]
Gross accounting balance	25,671	27,360
Allowance for expected credit losses	3,380	4,093
91-180 days [member]
Summary of trade receivables [line items]
Gross accounting balance	71,225	57,289
Allowance for expected credit losses	15,480	17,396
More than 180 days [member]
Summary of trade receivables [line items]
Gross accounting balance	842,235	761,460
Allowance for expected credit losses	R$ 440,100	R$ 414,950
Weighted average [member] | Current [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	0.51%	0.55%
Weighted average [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	1.57%	3.14%
Weighted average [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	8.06%	20.26%
Weighted average [member] | 61-90 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	13.17%	14.96%
Weighted average [member] | 91-180 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	21.73%	30.37%
Weighted average [member] | More than 180 days [member]
Summary of trade receivables [line items]
Weighted average rate of expected losses	52.25%	54.49%